Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure Of Segment Reporting [Abstract]
Segment reporting	Segment reporting
Basis for segmentation
The Bank identified the operating segments based on the management information reviewed by the chief operating decision maker. As of December 31, 2025 and 2024, the Group has determined that it has only one reportable segment related to banking activities.
Most of the Group’s operations, property and customers are located in Argentina. No customer has generated 10% or more of the Group’s total income.
The following is relevant information on loans and deposits by business line as of December 31, 2025 and 2024:

Group (banking activity) (1)	December 31, 2025	December 31, 2024
Financial assets at amortized cost - Loans and advances	14,448,211,657	9,916,843,857
Corporate banking (2)	2,558,562,401	1,663,867,627
Small and medium companies (3)	4,765,305,004	3,677,924,356
Retail	7,124,344,252	4,575,051,874
Other assets	10,960,179,651	9,446,889,213
TOTAL ASSETS	25,408,391,308	19,363,733,070
Financial liabilities at amortized cost – Deposits	17,205,076,066	13,062,299,276
Corporate banking (2) (3)	6,755,150,134	4,398,896,838
Small and medium companies (2) (3)	1,708,180,677	2,027,506,615
Retail	8,741,745,255	6,635,895,823
Other liabilities	4,659,961,369	2,860,363,758
TOTAL LIABILITIES	21,865,037,435	15,922,663,034
(1)It includes BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión, Consolidar A.F.J.P. (undergoing liquidation proceedings), PSA Finance Argentina Cía. Financiera S.A., FCA Compañía Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A.
(2)It includes the Financial Sector.
(3)It includes Government Sector.
The information in relation to the operating segment (Group banking activity) is the same as that set out in the Consolidated Statement of Profit or Loss, considering that it is the measure used by the Entity’s highest authority in making decisions about the allocation of resources and performance evaluation.